CONVERTIBLE NOTES	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES

NOTE 10 - CONVERTIBLE NOTES

On November 23, 2011, IceWEB, Inc. (the "Company") entered into a Securities Purchase Agreement (the "Purchase Agreement") with three accredited investors pursuant to which the Company sold $2,012,500 in principal amount of Senior Convertible Notes (the "Notes") and issued the investors Series O, Series P and Series Q Warrants (collectively, the "Warrants") to purchase up to an aggregate of 81,587,843 shares, as adjusted, of the Company's common stock for an aggregate purchase price of $1,750,000 in a private transaction exempt from registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on an exemption from registration pursuant to Section 4(2) and Regulation D of the Securities Act. The Company issued the Notes at an original issue discount of 13%.

	December 31,	September 30,
	2012	2012

Principal balance of convertible notes	$46,750	$164,469
Original issue discount, net	(5,294)	(5,399)
Beneficial conversion feature discount	(35,294)	(53,895)
Convertible notes, net of discount	$6,162	$105,175

The convertible notes have a principal balance of $46,750, and are carried on the balance sheet at $6,162 net of the remaining unamortized discount, which is being amortized as interest expense over the remaining life of the notes. The convertible notes are convertible into our common stock at a conversion price of $0.074 per share. We can elect to settle any conversion in stock, cash or a combination of stock and cash.

At December 31, 2012, conversion of the outstanding principal amount of the convertible notes would result in the issuance of 631,757 shares of common stock.

NOTE 9 - CONVERTIBLE NOTES

On November 23, 2011, the Company entered into a Securities Purchase Agreement with three accredited investors pursuant to which the Company sold $2,012,500 in principal amount of senior convertible notes and issued the investors Series O, Series P and Series Q Warrants to purchase up to an aggregate of 81,588,029 shares, as adjusted, of the Company's common stock for an aggregate purchase price of $1,750,000 in a private transaction exempt from registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on an exemption from registration pursuant to Section 4(2) and Regulation D of the Securities Act. The Company issued the notes at an original issue discount of 13%.

	September 30,	September 30,
	2012	2011

Principal balance of convertible notes	$164,469	$-
Original issue discount, net	(5,399)	-
Debt discount	(53,895)	-
Convertible notes, net of discount	$105,175	$-

The convertible notes have a remaining principal balance of $164,469, and are carried on the balance sheet at $105,175 net of the remaining unamortized discount, which is being amortized as interest expense over the remaining life of the notes. The convertible notes are convertible into our common stock at a conversion price of $0.074 per share. We can elect to settle any conversion in stock, cash or a combination of stock and cash.

At September 30, 2012, conversion of the outstanding principal amount of the convertible notes would result in the issuance of 2,222,554 shares of common stock.